Fair Value Measurements - Financial Assets And Liabilities Measured At Fair Value On Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets:
Fair value of financial assets measured on recurring basis	$ 744,697	$ 128,477
Liabilities:
Fair value of financial liabilities measured on recurring basis	190,442	262,113
Acquisition-related contingent consideration—short-term
Liabilities:
Fair value of financial liabilities measured on recurring basis	70,543	109,373
Acquisition-related contingent consideration—long-term
Liabilities:
Fair value of financial liabilities measured on recurring basis	119,899	152,740
Money market funds
Assets:
Fair value of financial assets measured on recurring basis	439,831	26,210
Time deposits
Assets:
Fair value of financial assets measured on recurring basis	303,410	100,000
Equity securities
Assets:
Fair value of financial assets measured on recurring basis	1,456	2,267
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Fair value of financial assets measured on recurring basis	441,287	28,477
Liabilities:
Fair value of financial liabilities measured on recurring basis	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Acquisition-related contingent consideration—short-term
Liabilities:
Fair value of financial liabilities measured on recurring basis	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Acquisition-related contingent consideration—long-term
Liabilities:
Fair value of financial liabilities measured on recurring basis	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Money market funds
Assets:
Fair value of financial assets measured on recurring basis	439,831	26,210
Quoted Prices in Active Markets for Identical Assets (Level 1) | Time deposits
Assets:
Fair value of financial assets measured on recurring basis	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity securities
Assets:
Fair value of financial assets measured on recurring basis	1,456	2,267
Significant Other Observable Inputs (Level 2)
Assets:
Fair value of financial assets measured on recurring basis	303,410	100,000
Liabilities:
Fair value of financial liabilities measured on recurring basis	0	0
Significant Other Observable Inputs (Level 2) | Acquisition-related contingent consideration—short-term
Liabilities:
Fair value of financial liabilities measured on recurring basis	0	0
Significant Other Observable Inputs (Level 2) | Acquisition-related contingent consideration—long-term
Liabilities:
Fair value of financial liabilities measured on recurring basis	0	0
Significant Other Observable Inputs (Level 2) | Money market funds
Assets:
Fair value of financial assets measured on recurring basis	0	0
Significant Other Observable Inputs (Level 2) | Time deposits
Assets:
Fair value of financial assets measured on recurring basis	303,410	100,000
Significant Other Observable Inputs (Level 2) | Equity securities
Assets:
Fair value of financial assets measured on recurring basis	0	0
Significant Unobservable Inputs (Level 3)
Assets:
Fair value of financial assets measured on recurring basis	0	0
Liabilities:
Fair value of financial liabilities measured on recurring basis	190,442	262,113
Significant Unobservable Inputs (Level 3) | Acquisition-related contingent consideration—short-term
Liabilities:
Fair value of financial liabilities measured on recurring basis	70,543	109,373
Significant Unobservable Inputs (Level 3) | Acquisition-related contingent consideration—long-term
Liabilities:
Fair value of financial liabilities measured on recurring basis	119,899	152,740
Significant Unobservable Inputs (Level 3) | Money market funds
Assets:
Fair value of financial assets measured on recurring basis	0	0
Significant Unobservable Inputs (Level 3) | Time deposits
Assets:
Fair value of financial assets measured on recurring basis	0	0
Significant Unobservable Inputs (Level 3) | Equity securities
Assets:
Fair value of financial assets measured on recurring basis	$ 0	$ 0